Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Total Payments
Total	$ 518,223	$ 1,140,596	$ 19,976	$ 162,430	$ 733	$ 1,841,958
Onshore U.S. - New Mexico [Member]
Total		1,019,119	9,891		599
Onshore U.S. - North Dakota [Member]
Total		43,335	248
Onshore U.S. - Texas [Member]
Total		431
Onshore U.S. - Wyoming [Member]
Total		68,227	1,113		$ 134
Offshore Trinidad & Tobago (Atlantic Ocean) [Member]
Total	7,337	$ 9,484	$ 8,724	159,815
Offshore Trinidad & Tobago (Atlantic Ocean) (In-Kind Payment) [Member]
Total				$ 2,615
Offshore Australia (Joseph Bonaparte Gulf) [Member]
Total	130
Payments by EOG Consolidated Entity (Not Attributable to a Specific Project(s)) [Member]
Total	$ 510,756